RESULTS FROM OPERATING ACTIVITIES - Other Income and Admin expenses (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Operating Activities [Abstract]
Profit on disposal of property, plant and equipment	R 0.0	R 12.9	R 10.5